Offerings	Sep. 12, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	10,092,698
Proposed Maximum Offering Price per Unit	2.12
Maximum Aggregate Offering Price	$ 21,396,519.42
Fee Rate	0.01476%
Amount of Registration Fee	$ 3,158.13
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 ("Registration Statement") covers any additional common shares (the "Common Shares") of Lithium Americas (Argentina) Corp. (the "Registrant") that become issuable under the Registrant's Second Amended and Restated Equity Incentive Plan (as amended by the Board on May 15 and December 3, 2023 and on May 10, 2024) (the "Plan"). Represents Common Shares issuable under the Plan that are not subject to outstanding Stock Options (as defined below). The proposed maximum price per offering unit is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices for the Common Shares as reported on the NYSE on September 10, 2024. The proposed maximum aggregate offering price is multiplied with the fee rate of 0.0001476 to estimate the amount of registration fee, pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	2,845,000
Proposed Maximum Offering Price per Unit	4.87
Maximum Aggregate Offering Price	$ 13,855,150.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,045.02
Offering Note	Represents Common Shares issuable upon exercise of outstanding stock options ("Stock Options") as of the date of this Registration Statement under the Plan. The proposed maximum aggregate offering price per unit is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the weighted average exercise price of the outstanding Stock Options. The proposed maximum aggregate offering price is multiplied with the fee rate of 0.0001476 to estimate the amount of registration fee, pursuant to Rule 457(o) under the Securities Act.